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                          DERENTHAL & DANNHAUSER LLP
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                           FACSIMILE: (415) 981-4840




                                November 29, 2004


BY EDGAR AND FACSIMILE

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

                  Re:      ATEL Capital Equipment Fund X, LLC
                           Post-Effective Amendment No. 5 to
                           Registration Statement on Form S-1
                           SEC File No. 333-100452

Dear Ms. Long:

         We are filing the attached post-effective amendment no. 5 in response to the staff's comments in your letter dated November 26, 2004.

         Our responses are numbered to correspond to the numbered comments in your letter.

         1. Supplement No. 3 included in post effective amendment no. 5 has been updated to include the financial statements based on interim data through September 30, 2004.

         2. See the added disclosure in the first paragraph under "Equipment Acquisitions" in Supplement No. 3 included in post effective amendment no. 5.

         The registrant respectfully requests acceleration of effectiveness of this registration statement to the earliest practicable date. As noted in prior correspondence, the manager's audited balance sheet becomes stale under Section 10(a)(3) of the Securities Act of 1933 as of December 1, 2004, and we hope to have the amendment declared effective on or before that date in order to avoid any disruption to the registrant's capital raising efforts.

         The registrant specifically acknowledges that:

Ms. Pamela A. Long
November 29, 2004
Page 2


- should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

- the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

- the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

          Please contact me at any time with any questions or comments you may have concerning this filing.

                                                      Very truly yours,



                                                      Paul J. Derenthal

cc:       Mr. Matt Franker
          Ms. Jeanne Baker
          Mr. Dean L. Cash
          Mr. Paritosh Choksi
          Mr. Donald Carpenter
          Mr. Hubert Ban